Subsequent events (Details) $ in Thousands	1 Months Ended
Apr. 30, 2023 USD ($) shares
Disclosure of non-adjusting events after reporting period [line items]
Period results included in combined entity	3 years
First Year Anniversary
Disclosure of non-adjusting events after reporting period [line items]
Percentage of cash payable	0.50
Second Year Anniversary
Disclosure of non-adjusting events after reporting period [line items]
Percentage of cash payable	0.50
Circles Collective Inc | Business combination
Disclosure of non-adjusting events after reporting period [line items]
Total purchase consideration	$ 4,026
Paid in cash	$ 2,526
Number of shares issued | shares	26,185,000
Paid in Common Shares of the Company	$ 1,000
Contingent consideration	500
Additional potential future consideration	$ 4,000